Stockholders' Equity - Summary of Stock Option Activity (Details) - $ / shares		6 Months Ended
	May 02, 2018	Jun. 30, 2019
Stockholders Equity Note [Abstract]
Number of Shares, Granted	0	1,250,000
Number of Shares, Cancelled/Forfeited		(83,333)
Number of Shares, Outstanding		1,166,667
Number of Shares, Exercisable		399,998
Weighted Average Exercise Price, Granted		$ 0.28
Weighted Average Exercise Price, Cancelled/Forfeited		0.28
Weighted Average Exercise Price, Outstanding		0.28
Weighted Average Exercise Price, Exercisable		$ 0.28
Weighted Average Remaining Contractual Term (Years), Outstanding		8 years 9 months 18 days
Weighted Average Remaining Contractual Term (Years), Exercisable		9 years 2 months 12 days